COLUMBIA FUNDS SERIES TRUST I
                        Columbia Strategic Investor Fund
                                  (the "Fund")
  Supplement to the Statement of Additional Information, dated January 1, 2008


     Effective April 15, 2008, Dara J. White will no longer serve as a co-portfolio manager of the Fund and Mary-Ann Ward will serve as a co-portfolio manager of the Fund. Accordingly, all references to Dara J. White as a co-portfolio manager of the Fund are removed from the Statement of Additional Information of the Fund.

The  following information as it pertains to the Fund is revised as follows:

     The following is added to the table under the heading "Portfolio Manager(s) of the Advisor":

------------------------------------------------------- -----------------------------------------------------
Portfolio Manager                                       Fund
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Mary-Ann Ward                                           Strategic Investor Fund
------------------------------------------------------- -----------------------------------------------------

The following is added to the table under the heading "Compensation":

-------------------------------- ----------------------------------------- ---------------------------------------------------
       Portfolio Manager                  Performance Benchmark                                Peer Group
-------------------------------- ----------------------------------------- ---------------------------------------------------
-------------------------------- ----------------------------------------- ---------------------------------------------------
Mary-Ann Ward                    Russell 1000 Index                               Lipper Multi-Cap Core Classification
(Strategic Investor Fund)
-------------------------------- ----------------------------------------- ---------------------------------------------------

     The following is added to the table under the heading "Other Accounts Managed by the Portfolio Manager(s)":

-------------------------------- -------------------------------- -------------------------------- ------------------------------

                                  Other SEC-registered open-end
                                               and                   Other pooled investment
       Portfolio Manager                closed-end funds                     vehicles                     Other accounts
-------------------------------- -------------------------------- -------------------------------- ------------------------------
-------------------------------- ------------ ------------------- ------------ ------------------- ------------ -----------------
                                  Number of         Assets         Number of         Assets         Number of        Assets
                                  accounts                         accounts                         accounts
-------------------------------- ------------ ------------------- ------------ ------------------- ------------ -----------------
-------------------------------- ------------ ------------------- ------------ ------------------- ------------ -----------------
Mary-Ann Ward                         6          $2.0 billion          1          $380 million         30         $250 milion
-------------------------------- ------------ ------------------- ------------ ------------------- ------------ -----------------

*Account information is provided as of March 31, 2008.

     The following is added to the table under the heading "Other Accounts Managed by the Portfolio Manager(s) for which the Advisory Fee is Based on Performance":

-------------------------------- -------------------------------- -------------------------------- ------------------------------

                                  Other SEC-registered open-end
                                               and                   Other pooled investment
       Portfolio Manager                closed-end funds                     vehicles                     Other accounts
-------------------------------- -------------------------------- -------------------------------- ------------------------------
-------------------------------- ------------ ------------------- ------------ ------------------- ------------ -----------------
                                  Number of         Assets         Number of         Assets         Number of        Assets
                                  accounts                         accounts                         accounts
-------------------------------- ------------ ------------------- ------------ ------------------- ------------ -----------------
-------------------------------- ------------ ------------------- ------------ ------------------- ------------ -----------------
Mary-Ann Ward                         0               $0               0               $0               0              $0
-------------------------------- ------------ ------------------- ------------ ------------------- ------------ -----------------

*Account information is provided as of March 31, 2008.

The following is added to the table under the heading "Ownership of Securities":

---------------------------------------------------------------- -------------------------------------------------------------
                                                                          Dollar Range of Equity Securities in the
                       Portfolio Manager                                           Fund Beneficially Owned
---------------------------------------------------------------- -------------------------------------------------------------
---------------------------------------------------------------- -------------------------------------------------------------
Mary-Ann Ward                                                                                None
---------------------------------------------------------------- -------------------------------------------------------------

* Account information is provided as of March 31, 2008.























INT-50/153111-0408                                                 May 14, 2008